SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Contingent consideration		$ 8,809,609
Warrants [member]
IfrsStatementLineItems [Line Items]
Beginning of the period	$ 4,865,772		$ 748,634
Warrants issuance			8,261,511
Exercised	(74,227)		(98,048)
Change in fair value of warrants outstanding	(4,565,235)		(4,046,325)
End of the period	226,310		$ 4,865,772
Warrants	226,310
Contingent consideration	470,114
Derivative liability	$ 696,424